Simplify US Equity PLUS Convexity ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98.9%
Equity Funds – 98.9%
iShares Core S&P 500 ETF(a)(b)
(Cost $60,128,311) ...................................................... 131,202 $ 75,679,937
Number of
Contracts Notional Amount
Purchased Options – 1.1%
Puts – Exchange-Traded – 0.5%
S&P 500 Index, October Strike Price $5,500, Expires 10/07/24(c) ......... 107 $ 58,850,000 19,795
S&P 500 Index, October Strike Price $4,720, Expires 10/18/24(c) ......... 158 74,576,000 31,995
S&P 500 Index, November Strike Price $4,720, Expires 11/15/24(c) ........ 128 60,416,000 102,400
S&P 500 Index, December Strike Price $4,850, Expires 12/20/24(c) ....... 115 55,775,000 252,425
406,615
Calls – Exchange-Traded – 0.6%
S&P 500 Index, October Strike Price $5,810, Expires 10/18/24 ........... 19 11,039,000 84,170
S&P 500 Index, November Strike Price $5,830, Expires 11/15/24(c) ........ 19 11,077,000 186,390
S&P 500 Index, December Strike Price $5,990, Expires 12/20/24 ......... 24 14,376,000 161,160
431,720
Total Purchased Options (Cost $1,192,726) ........................................... 838,335
Shares
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.92%(d)
(Cost $65,463) .......................................................... 65,463 65,463
Total Investments – 100.1%
(Cost $61,386,500) ............................................................ $ 76,583,735
Liabilities in Excess of Other Assets – (0.1)% ......................................... (62,063)
Net Assets – 100.0% ............................................................ $ 76,521,672
Number of
Contracts Notional Amount
Written Options – (0.4)%
Puts – Exchange-Traded – (0.3)%
S&P 500 Index, October Strike Price $5,300, Expires 10/07/24 ........... (107) $ (56,710,000) $ (8,293)
S&P 500 Index, October Strike Price $4,440, Expires 10/18/24 ........... (158) (70,152,000) (22,515)
S&P 500 Index, November Strike Price $4,450, Expires 11/15/24 .......... (128) (56,960,000) (69,120)
S&P 500 Index, December Strike Price $4,575, Expires 12/20/24 ......... (115) (52,612,500) (167,325)
(267,253)
Calls – Exchange-Traded – (0.1)%
S&P 500 Index, November Strike Price $6,100, Expires 11/15/24 .......... (19) $ (11,590,000) $ (24,320)
Total Written Options (Premiums Received $557,453) ................................... $ (291,573)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $28,841,000 have been pledged as collateral for options as of September 30, 2024.
(c) Held in connection with Written Options.
(d) Rate shown reflects the 7-day yield as of September 30, 2024.

Simplify US Equity PLUS Convexity ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Summary of Investment Type††
Investment Categories
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98.9%
Purchased Options ............................................................................... 1.1%
Money Market Funds ............................................................................. 0.1%
Total Investments ................................................................................ 100.1%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Net Assets ..................................................................................... 100.0%